Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software

As of December 31, 2020 and 2019, property, equipment and software consist of:

	December 31,
	2020	2019
Office buildings	$5,140,635	$4,822,303
Electronic equipment, furniture and fixtures	5,470,985	5,029,249
Motor vehicles	201,509	242,265
Purchased software	17,465,168	15,538,161
	28,278,297	25,631,978
Less: accumulated depreciation	(17,426,398)	(13,796,462)
Property, equipment and software, net	$10,851,899	$11,835,516